Stock Compensation - Schedule of Stock Option Activity (Detail) - $ / shares	3 Months Ended	11 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Number of Options, Outstanding as of January 21, 2020	11,372,505
Number of Options, Granted	76,000	11,372,505
Number of Options, Exercised	65,005	0
Number of Options, Forfeited	6,000	0
Number of Options, Outstanding as of December 31, 2020	11,377,500	11,372,505
Number of Options, Exercisable as of December 31, 2020		7,040,670
Weighted average exercise price, Granted		$ 2.01
Weighted average exercise price, Outstanding as of December 31, 2020	$ 2.01	2.01
Weighted average exercise price, Exercisable as of December 31, 2020		$ 2.01
Weighted Average Remaining Term (in Years), Granted		9 years
Weighted Average Remaining Term (in Years), Outstanding as of December 31, 2020		9 years
Weighted Average Remaining Term (in Years), Exercisable as of December 31, 2020		7 years
Minimum [Member]
Weighted average exercise price, Granted		$ 2.00
Weighted average exercise price, Outstanding as of December 31, 2020		2.00
Weighted average exercise price, Exercisable as of December 31, 2020		2.00
Maximum [Member]
Weighted average exercise price, Granted		2.73
Weighted average exercise price, Outstanding as of December 31, 2020		2.73
Weighted average exercise price, Exercisable as of December 31, 2020		$ 2.73